RELATED PARTY TRANSACTIONS (Details 1) - Debt 1 [Member] - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 400,033	$ 360,000	$ 640,806	$ 915,521
Interest	13,183	814,450	158,693	211,839
Payments	(53,216)	(665,839)	(399,466)	(486,554)
Borrowed		1,518,952
Balance at ending	360,000	2,027,563	400,033	640,806
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	6,670		46,799	65,539
Interest	399	7,981	15,649	24,621
Payments	(7,069)	(48,839)	(55,778)	(43,361)
Borrowed		264,000
Balance at ending		223,142	6,670	46,799
Senior V P O F G R U [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,345		93,603	131,078
Interest	794		31,297	49,242
Payments	(14,139)		(111,555)	(86,717)
Borrowed
Balance at ending			13,345	93,603
Director [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	20,018		140,404	196,617
Interest	1,190	3,628	46,947	73,863
Payments	(21,208)	(22,200)	(167,333)	(130,076)
Borrowed		120,000
Balance at ending		101,428	20,018	140,404
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning				163,750
Interest				1,250
Payments				(165,000)
Borrowed
Balance at ending
General Manager [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	360,000	360,000	360,000	358,537
Interest	10,800	802,841	64,800	62,863
Payments	(10,800)	(594,800)	(64,800)	(61,400)
Borrowed		1,134,952
Balance at ending	$ 360,000	$ 1,702,993	$ 360,000	$ 360,000